United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Six months ended 05/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
Institutional	EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2014, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	14.0%
Russia	13.1%
Mexico	10.9%
Turkey	10.6%
Indonesia	6.0%
Hungary	5.7%
Peru	3.5%
Venezuela	3.2%
South Africa	2.6%
Colombia	2.4%
Kazakhstan	2.4%
Argentina	2.3%
Chile	2.2%
Morocco	1.9%
China	1.5%
Nigeria	1.1%
Croatia	1.1%
Dominican Republic	1.1%
Sri Lanka	0.9%
Hong Kong	0.7%
Bulgaria	0.6%
Angola	0.6%
Jamaica	0.5%
Serbia	0.5%
United Arab Emirates	0.5%
Semi-Annual Shareholder Report

Country	Exposure as a Percentage of Total Net Assets[1]
Pakistan	0.4%
Bahrain	0.4%
Thailand	0.4%
Egypt	0.4%
Trinidad and Tobago	0.3%
Armenia	0.3%
Guatemala	0.3%
Georgia	0.3%
India	0.3%
Gabon	0.2%
El Salvador	0.2%
Romania	0.1%
Belize	0.1%
Cash Equivalents[2]	3.4%
Derivative Contracts[3]	0.3%
Other Assets and Liabilities—Net[4]	2.7%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the issuer to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—48.6%
		Automobile & Parts—2.1%
$1,700,000	[1,2]	Metalsa SA De CV, Series 144A, 4.90%, 4/24/2023	$1,657,500
1,400,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	1,452,500
		TOTAL	3,110,000
		Banking—7.5%
400,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.50%, 3/6/2023	408,000
410,000	[1,2]	Agromercantil Senior Trust, Series 144A, 6.25%, 4/10/2019	428,962
450,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	438,750
750,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	750,000
300,000		Corpbanca, 3.125%, 1/15/2018	301,048
1,000,000	[1,2]	El Fondo Mivivienda SA, Series 144A, 3.50%, 1/31/2023	953,750
700,000	[1,2]	Financiera Independencia S.A.B. de C.V, Series 144A, 7.50%, 6/3/2019	709,625
700,000	[1,2]	Finansbank AS, Series 144A, 5.15%, 11/1/2017	708,050
550,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	567,435
200,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	197,500
17,500,000		Russia Agric Bk (Rshb), Note, 8.70%, 3/17/2016	479,772
430,000	[1,2]	Russia Agric Bk (Rshb), Series 144A, 5.10%, 7/25/2018	434,837
300,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.50%, 4/21/2019	316,140
700,000	[1,2]	Turkiye Vakiflar Bankasi TAO, Series 144A, 3.75%, 4/15/2018	691,810
300,000	[1,2]	Turkiye Vakiflar Bankasi TAO, Series 144A, 5.00%, 10/31/2018	307,185
305,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	312,625
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,032,500
500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	526,875
1,210,000	[1,2]	VTB Capital SA, Series 144A, 6.95%, 10/17/2022	1,231,175
500,000	[1,2]	Zenith Bank Ltd., Series 144A, 6.25%, 4/22/2019	493,750
		TOTAL	11,289,789
		Beverage & Tobacco—1.1%
400,000	[1,2]	Ajecorp BV, Series 144A, 6.50%, 5/14/2022	376,000
250,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	235,000
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,107,500
		TOTAL	1,718,500
		Broadcast Radio & TV—1.4%
1,190,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	1,656,342
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Broadcast Radio & TV—continued
$400,000		TV Azteca SA de CV, Series REGS, 7.50%, 5/25/2018	$428,500
		TOTAL	2,084,842
		Building & Development—0.6%
800,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	836,000
		Building Materials—0.7%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	661,125
410,000		West China Cement Ltd., Series REGS, 7.50%, 1/25/2016	425,888
		TOTAL	1,087,013
		Chemicals & Plastics—2.2%
600,000		Braskem Finance Ltd., 6.45%, 2/3/2024	637,500
650,000		Braskem Finance Ltd., Series REGS, 5.75%, 4/15/2021	680,875
625,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 4/25/2044	656,250
400,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	417,012
850,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	862,750
		TOTAL	3,254,387
		Conglomerates—0.7%
1,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	1,078,750
		Farming & Agriculture—0.7%
1,090,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	1,084,550
		Finance—0.8%
900,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	915,750
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	218,000
		TOTAL	1,133,750
		Financial Intermediaries—0.2%
300,000	[1,2]	Trust F/1401, Series 144A, 5.25%, 12/15/2024	312,000
		Food Products—0.7%
275,000		Gruma SAB De CV, Series REGS, 7.75%, 12/29/2049	281,187
400,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	431,380
350,000		Marfrig Overseas Ltd., Series REGS, 9.50%, 5/4/2020	380,100
		TOTAL	1,092,667
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—4.1%
$558,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.75%, 11/3/2020	$622,170
96,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	92,806
1,190,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	1,337,976
700,000	[1,2]	Compania Minera Ares SAC, Series 144A, 7.75%, 1/23/2021	742,252
850,000		CSN Resources SA, Series REGS, 6.50%, 7/21/2020	881,875
400,000	[1,2]	Fresnillo PLC, Series 144A, 5.50%, 11/13/2023	425,000
565,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	556,525
1,620,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	1,579,095
		TOTAL	6,237,699
		Mortgage Banks—0.3%
400,000	[1,2]	Credito Real, S.A. de C.V., Series 144A, 7.50%, 3/13/2019	433,000
		Oil & Gas—14.5%
1,300,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	1,212,250
500,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	543,235
800,000	[1,2]	Gazprom Neft, Series 144A, 6.00%, 11/27/2023	818,000
1,370,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	1,507,000
1,000,000	[1,2]	Gazprom, Series 144A, 4.95%, 7/19/2022	993,100
1,000,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,128,800
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,128,800
400,000	[1,2]	KazMunaiGaz National Co., Series 144A, 4.40%, 4/30/2023	396,808
350,000		Mie Holdings Corp., Series EMTN, 6.875%, 2/6/2018	363,125
750,000		OAO TMK, Series REGS, 6.75%, 4/3/2020	721,875
720,000		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	765,000
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,780,000
1,590,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,524,412
400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	382,745
8,525,000		Petroleos de Venezuela, SA, Company Guarantee, 5.375%, 4/12/2027	4,965,812
415,333		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	444,926
875,000	[1,2]	PT Perusahaan Gas Negara, Series 144A, 5.125%, 5/16/2024	882,656
500,000		PTTEP Canada International, Series REGS, 6.35%, 6/12/2042	549,705
825,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	866,580
1,000,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	952,500
		TOTAL	21,927,329
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Rail Industry—0.5%
$750,000		Rzd Capital PLC, Series REGS, 5.70%, 4/5/2022	$775,313
		Real Estate—0.9%
730,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.95%, 11/15/2022	682,432
600,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 2/23/2018	656,280
		TOTAL	1,338,712
		State/Provincial—1.6%
1,065,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 2/15/2028	1,072,987
1,450,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	1,352,125
		TOTAL	2,425,112
		Telecommunications & Cellular—3.9%
375,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	396,544
800,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	818,000
1,000,000	[1,2]	Indosat Palapa Co. BV, Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,088,750
1,200,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,423,200
1,000,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	955,000
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,133,750
		TOTAL	5,815,244
		Transportation—0.2%
300,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	320,100
		Utilities—3.9%
400,000	[1,2]	AES Gener SA, Series 144A, 8.375%, 12/18/2073	437,000
1,300,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	1,423,500
371,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	395,579
900,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	1,010,250
250,000	[1,2]	Listrindo Capital BV, Series 144A, 6.95%, 2/21/2019	268,750
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,352,600
		TOTAL	5,887,679
		TOTAL CORPORATE BONDS (IDENTIFIED COST $70,348,707)	73,242,436
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		FLOATING RATE LOAN—0.2%
		Farming & Agriculture—0.2%
$638,783	[3]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $632,918)	$255,833
		FOREIGN GOVERNMENTS/AGENCIES—44.8%
		Sovereign—44.8%
1,160,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	1,125,200
2,800,000		Argentina, Government of, Unsub., 12/31/2038	1,176,000
410,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	433,571
500,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/1/2023	570,310
141,000		Belize, Government of, 5.00%, 2/20/2038	98,348
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	598,819
200,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 7/12/2018	207,250
940,000,000	[1,2]	Chile, Government of, Series 144A, 6.00%, 8/1/2016	1,815,707
1,000,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	1,085,000
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	693,000
520,000		Egypt, Government of, Note, 5.75%, 4/29/2020	543,400
250,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	249,000
300,000	[1,2]	Gabonese Republic, Series 144A, 6.375%, 12/12/2024	329,625
400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	426,499
156,000,000		Hungary, Government of, 4.00%, 4/25/2018	716,611
824,000		Hungary, Government of, 4.125%, 2/19/2018	851,810
390,000,000		Hungary, Government of, 5.50%, 2/12/2016	1,841,157
410,000		Hungary, Government of, 5.75%, 11/22/2023	447,925
960,000		Hungary, Government of, 6.375%, 3/29/2021	1,092,000
290,000,000		Hungary, Government of, 7.75%, 8/24/2015	1,387,736
1,225,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	1,377,517
1,250,000		Indonesia, Government of, 4.875%, 5/5/2021	1,328,125
800,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 4/15/2023	754,000
800,000	[1,2]	Indonesia, Government of, Series 144A, 5.875%, 1/15/2024	898,000
1,550,000		Kingdom Of Morocco, 4.25%, 12/11/2022	1,553,487
63,000,000		Mexican Bonos de Desarrollo SA, 7.25%, 12/15/2016	5,271,272
15,000,000		Mexico, Government of, 6.25%, 6/16/2016	1,219,804
27,500,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	2,830,268
7,000,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2018	3,091,030
7,831,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2023	3,282,113
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$19,500,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2025	$8,014,663
640,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	665,600
172,000	[1,2]	Romania, Government of, Series 144A, 6.125%, 1/22/2044	195,704
95,490,000		Russia, Government of, 7.50%, 2/27/2019	2,661,756
1,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	1,062,500
300,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	322,500
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	463,000
15,100,000		South Africa, Government of, 7.75%, 2/28/2023	1,392,301
7,300,000		South Africa, Government of, 8.00%, 12/21/2018	701,537
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	513,750
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	689,812
5,500,000		Turkey, Government of, 10.40%, 3/20/2024	2,872,723
3,300,000		Turkey, Government of, 5.00%, 5/13/2015	1,522,258
4,050,000		Turkey, Government of, 5.75%, 3/22/2024	4,424,625
3,000,000		Turkey, Government of, 9.00%, 1/27/2016	1,443,931
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,277,500
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $64,824,403)	67,518,744
		PURCHASED PUT OPTIONS—0.1%
24,922,269		Barclays Bank, Strike Price $99.00, Expiration Date 6/17/2014	3,267
2,840,000		Citi, Strike Price $1.33, Expiration Date 10/21/2014	21,566
480		United States Treasury Put, Strike Price $118.50, Expiration Date 8/22/2014	135,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $194,103)	159,833
		INVESTMENT COMPANY—3.4%
5,128,995	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	5,128,995
		TOTAL INVESTMENTS—97.1% (IDENTIFIED COST $141,129,126)[6]	146,305,841
		OTHER ASSETS AND LIABILITIES - NET—2.9%[7]	4,384,967
		TOTAL NET ASSETS—100%	$150,690,808
Semi-Annual Shareholder Report

At May 31, 2014, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 21, CDX Index EM
Buy/Sell	Sell
Pay/Receive Fixed Rate	5.00%
Expiration Date	6/20/2019
Implied Credit Spread at 5/31/2014[8]	4.71%
Notional Amount	$19,000,000
Market Value	$2,199,250
Upfront Premiums Paid	$1,968,000
Unrealized Appreciation	$231,250
At May 31, 2014, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[9]Citi (Premiums Received $40,100)	October 2014	$1.39	2,840,000	$(20,532)
At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/23/2014	4,152,450 EUR	$5,719,128	$(58,914)
6/27/2014	291,142,488 JPY	$2,848,011	$12,418
6/30/2014	134,321,250 KZT	$735,000	$(5,905)
6/30/2014	131,710,150 KZT	$708,500	$6,422
7/1/2014	117,867,750 NGN	$715,000	$2,185
7/1/2014	119,098,850 NGN	$708,500	$16,176
7/1/2014	120,728,400 NGN	$708,500	$26,091
7/2/2014	5,062,233 EGP	$708,500	$(15,969)
7/2/2014	5,051,605 EGP	$708,500	$(17,423)
7/2/2014	4,612,110 MYR	$1,410,000	$22,070
7/2/2014	1,503,765,000 KRW	$1,410,000	$61,592
7/10/2014	3,948,825 TRY	$1,830,533	$34,202
7/10/2014	46,385,000 THB	$1,430,091	$(19,712)
7/11/2014	1,009,424,350 CLP	$1,787,858	$41,094
7/14/2014	510,442 EUR	$695,016	$763
7/14/2014	16,123,015 MXN	$1,228,046	$21,557
7/14/2014	12,429,444 MXN	$946,442	$16,894
7/14/2014	76,930,541 MXN	$5,840,593	$121,853
Semi-Annual Shareholder Report

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
7/14/2014	50,835,000 RUB	$1,397,349	$44,374
7/17/2014	22,564,000 ZAR	$2,115,011	$734
7/25/2014	7,006,261,000 COP	$3,664,650	$10,933
8/5/2014	5,800,000 TRY	$2,738,329	$(16,444)
8/11/2014	632,750,000 HUF	2,070,766 EUR	$(36,282)
8/11/2014	13,030,000 PLN	3,094,497 EUR	$(27,572)
8/19/2014	16,950,000,000 IDR	$1,471,993	$(41,210)
8/19/2014	5,150,000 MXN	$395,621	$2,382
8/19/2014	23,450,000 ZAR	$2,233,312	$(46,416)
8/22/2014	15,500,000 ZAR	$1,480,887	$(36,093)
8/27/2014	242,000,000 NGN	$1,460,030	$(14,403)
2/26/2015	8,900,000 CNY	$1,431,098	$(19,530)
Contracts Sold:
6/23/2014	959,574 EUR	$1,334,403	$26,405
6/23/2014	1,030,000 EUR	$1,414,935	$10,939
6/23/2014	800,000 EUR	$1,103,379	$12,897
6/23/2014	2,075,000 EUR	$2,844,493	$16,056
6/27/2014	3,400,000 EUR	$4,681,494	$46,980
6/27/2014	291,142,488 JPY	$2,835,242	$(25,187)
6/27/2014	510,000 EUR	$699,292	$4,114
7/2/2014	751,382,500 KRW	$730,981	$(4,326)
7/2/2014	752,382,500 KRW	$731,257	$(5,029)
7/10/2014	46,385,000 THB	$1,414,177	$3,798
7/10/2014	1,631,825 TRY	$751,370	$(19,219)
7/10/2014	2,317,000 TRY	$1,058,136	$(36,010)
7/11/2014	502,050,000 CLP	$894,282	$(15,370)
7/11/2014	507,374,350 CLP	$914,600	$(4,699)
7/14/2014	50,835,000 RUB	$1,460,440	$18,717
7/14/2014	34,980,000 MXN	$2,665,549	$(45,551)
7/14/2014	34,980,000 MXN	$2,657,853	$(53,247)
7/14/2014	510,442 EUR	$708,136	$12,356
7/14/2014	35,523,000 MXN	$2,692,054	$(61,131)
7/17/2014	22,564,000 ZAR	$2,103,026	$(12,719)
7/22/2014	3,495,080 EUR	$4,829,863	$65,725
7/25/2014	4,146,261,000 COP	$2,122,478	$(52,708)
7/25/2014	2,860,000,000 COP	$1,471,951	$(28,445)
8/5/2014	12,346,000 TRY	$5,791,296	$(2,564)
8/5/2014	3,050,000 TRY	$1,425,700	$(5,636)
8/11/2014	2,070,766 EUR	632,750,000 HUF	$53,000
Semi-Annual Shareholder Report

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
8/11/2014	3,094,497 EUR	13,030,000 PLN	$84,121
8/19/2014	7,230,000 BRL	$3,167,996	$13,243
8/19/2014	23,450,000 ZAR	$2,216,341	$29,445
8/19/2014	1,025,000,000 CLP	$1,829,214	$(20,476)
8/19/2014	53,100,000 MXN	$4,064,449	$(39,237)
8/19/2014	39,000,000 MXN	$3,007,751	$(6,256)
8/22/2014	15,500,000 ZAR	$1,460,184	$15,390
8/29/2014	7,650,000 ZAR	$719,695	$7,428
11/21/2014	15,750,000 BRL	$6,775,942	$74,913
11/21/2014	6,850,000 BRL	$2,912,105	$(2,310)
2/26/2015	17,399,200 CNY	$2,800,000	$40,432
4/13/2015	9,332,700 CNY	$1,500,000	$21,410
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$203,116
Net Unrealized Appreciation on the Swap Contract , Written Option Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these restricted securities amounted to $50,391,232, which represented 33.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2014, these liquid restricted securities amounted to $50,391,232, which represented 33.4% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes was $141,344,548.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$73,242,436	$—	$73,242,436
Floating Rate Loan	—	—	255,833	255,833
Government Agencies	—	67,518,744	—	67,518,744
Purchased Put Options	159,833	—	—	159,833
Investment Company	5,128,995	—	—	5,128,995
TOTAL SECURITIES	$5,288,828	$140,761,180	$255,833	$146,305,841
OTHER FINANCIAL INSTRUMENTS*	$(20,532)	$2,402,366	$—	$2,381,834
*	Other financial instruments include a swap contract, written option contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan
COP	—Colombian Peso
EGP	—Egyptian Pound
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
KZT	—Kazakhstani Tenge
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigeria Naira
PLN	—Polish Zloty
RUB	—Russian Rouble
THB	—Thailand Baht
TRY	—New Turkish Lira
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.31	$10.56	$9.28	$9.33	$8.61	$5.87
Income From Investment Operations:
Net investment income	0.23	0.50[1]	0.48	0.60	0.63	0.49
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.47	(1.25)	1.26	(0.10)	0.63	2.69
TOTAL FROM INVESTMENT OPERATIONS	0.70	(0.75)	1.74	0.50	1.26	3.18
Less Distributions:
Distributions from net investment income	(0.25)	(0.50)	(0.46)	(0.55)	(0.56)	(0.44)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.30)	(0.50)	(0.46)	(0.55)	(0.56)	(0.44)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$9.71	$9.31	$10.56	$9.28	$9.33	$8.61
Total Return[3]	7.72%	(7.30)%	19.17%	5.52%	15.38%[2]	55.69%
Ratios to Average Net Assets:
Net expenses	1.18%[4]	1.18%	1.21%	1.25%	1.25%	1.24%
Net investment income	5.03%[4]	4.91%	4.93%	6.45%	6.92%	8.03%
Expense waiver/reimbursement[5]	0.49%[4]	0.31%	0.31%	0.40%	0.43%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,163	$90,399	$178,764	$124,938	$129,378	$82,857
Portfolio turnover	70%	66%	20%	26%	26%	78%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.30	$10.54	$9.27	$9.32	$8.60	$5.87
Income From Investment Operations:
Net Investment Income	0.20	0.44[1]	0.43	0.54	0.58	0.42
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.46	(1.25)	1.22	(0.11)	0.61	2.70
TOTAL FROM INVESTMENT OPERATIONS	0.66	(0.81)	1.65	0.43	1.19	3.12
Less Distributions:
Distributions from net investment income	(0.22)	(0.43)	(0.38)	(0.48)	(0.49)	(0.39)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.43)	(0.38)	(0.48)	(0.49)	(0.39)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$9.69	$9.30	$10.54	$9.27	$9.32	$8.60
Total Return[3]	7.22%	(7.91)%	18.19%	4.73%	14.53%[2]	54.45%
Ratios to Average Net Assets:
Net expenses	1.93%[4]	1.93%	1.96%	2.00%	2.00%	1.99%
Net investment income	4.33%[4]	4.36%	4.29%	5.73%	6.56%	7.34%
Expense waiver/reimbursement[5]	0.49%[4]	0.34%	0.31%	0.40%	0.45%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,323	$9,112	$12,848	$12,569	$14,307	$15,556
Portfolio turnover	70%	66%	20%	26%	26%	78%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.36% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value Beginning of Period	$9.28	$10.52	$9.25	$9.30	$8.58	$5.86
Income From Investment Operations:
Net investment income	0.21	0.44[1]	0.41	0.53	0.56	0.43
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.45	(1.25)	1.24	(0.10)	0.63	2.68
TOTAL FROM INVESTMENT OPERATIONS	0.66	(0.81)	1.65	0.43	1.19	3.11
Less Distributions:
Distributions from net investment income	(0.22)	(0.43)	(0.38)	(0.48)	(0.49)	(0.39)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.43)	(0.38)	(0.48)	(0.49)	(0.39)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$9.67	$9.28	$10.52	$9.25	$9.30	$8.58
Total Return[3]	7.23%	(7.92)%	18.23%	4.74%	14.57%[2]	54.38%
Ratios to Average Net Assets:
Net expenses	1.93%[4]	1.93%	1.96%	2.00%	2.00%	1.99%
Net investment income	4.36%[4]	4.35%	4.19%	5.69%	6.41%	7.18%
Expense waiver/reimbursement[5]	0.49%[4]	0.34%	0.31%	0.40%	0.45%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,560	$31,114	$38,177	$29,511	$27,261	$21,745
Portfolio turnover	70%	66%	20%	26%	26%	78%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013	Period Ended 11/30/2012[1]
Net Asset Value, Beginning of Period	$9.32	$10.57	$9.77
Income From Investment Operations:
Net investment income	0.26	0.53[2]	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.45	(1.25)	0.83
TOTAL FROM INVESTMENT OPERATIONS	0.71	(0.72)	1.12
Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.32)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.31)	(0.53)	(0.32)
Net Asset Value, End of Period	$9.72	$9.32	$10.57
Total Return[3]	7.85%	(7.06)%	11.65%
Ratios to Average Net Assets:
Net expenses	0.93%[4]	0.93%	0.93%[4]
Net investment income	5.52%[4]	5.23%	4.00%[4]
Expense waiver/reimbursement[5]	0.49%[4]	0.34%	0.31%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,644	$31,061	$34,732
Portfolio turnover	70%	66%	20%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities at value including $5,128,995 of investment in an affiliated holding (Note 5) (identified cost $141,129,126)		$146,305,841
Collateral on swap contracts		2,170,000
Cash denominated in foreign currencies (identified cost $132,355)		136,321
Swaps, at value (net premium paid of $1,968,000)		2,199,250
Income receivable		1,871,571
Receivable for periodic payments from swap contracts		192,639
Receivable for shares sold		1,115,795
Unrealized appreciation on foreign exchange contracts		999,109
TOTAL ASSETS		154,990,526
Liabilities:
Unrealized depreciation on foreign exchange contracts	$795,993
Due to broker	2,170,000
Payable for investments purchased	1,010,610
Payable for shares redeemed	91,102
Payable for transfer agent	65,100
Payable for portfolio accounting fee	63,202
Payable for shareholder services fee (Note 5)	23,980
Payable for distribution services fee (Note 5)	23,286
Written options outstanding, at value (premiums received $40,100)	20,532
Payable for Directors'/Trustees' fees (Note 5)	356
Accrued expenses (Note 5)	35,557
TOTAL LIABILITIES		4,299,718
Net assets for 15,527,113 shares outstanding		$150,690,808
Net Assets Consists of:
Paid-in capital		$145,945,890
Net unrealized appreciation of investments, swap contracts, written options and translation of assets and liabilities in foreign currency		5,510,194
Accumulated net realized loss on investments, swap contracts, written options, futures contracts and foreign currency transactions		(666,732)
Distributions in excess of net investment income		(98,544)
TOTAL NET ASSETS		$150,690,808
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($86,163,255 ÷ 8,872,407 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.71
Offering price per share (100/95.50 of $9.71)	$10.17
Redemption proceeds per share	$9.71
Class B Shares:
Net asset value per share ($8,323,297 ÷ 858,645 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.69
Offering price per share	$9.69
Redemption proceeds per share (94.50/100 of $9.69)	$9.16
Class C Shares:
Net asset value per share ($28,560,277 ÷ 2,952,253 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.67
Offering price per share	$9.67
Redemption proceeds per share (99.00/100 of $9.67)	$9.57
Institutional Shares:
Net asset value per share ($27,643,979 ÷ 2,843,808 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.72
Offering price per share	$9.72
Redemption proceeds per share	$9.72
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Interest (net of foreign taxes withheld of $1,312)		$4,565,103
Dividends received from an affiliated holding (Note 5)		604
TOTAL INCOME		4,565,707
Expenses:
Investment adviser fee (Note 5)	$619,075
Administrative fee (Note 5)	56,882
Custodian fees	26,466
Transfer agent fees	166,143
Directors'/Trustees' fees (Note 5)	1,889
Auditing fees	16,599
Legal fees	4,472
Distribution services fee (Note 5)	139,740
Shareholder services fee (Note 5)	149,209
Account administration fee (Note 2)	243
Portfolio accounting fees	75,894
Share registration costs	34,511
Printing and postage	19,789
Taxes	8,580
Miscellaneous (Note 5)	5,417
TOTAL EXPENSES	1,324,909
Waiver/reimbursement of investment adviser fee (Note 5)	(354,808)
Net expenses		970,101
Net investment income		3,595,606
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(553,459)
Net realized gain on swap contracts		228,419
Net realized loss on futures contracts		(274,358)
Net realized loss on written options		(58,275)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		7,377,406
Net change in unrealized appreciation on written options		19,568
Net change in unrealized appreciation on swap contracts		231,250
Net realized and unrealized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions		6,970,551
Change in net assets resulting from operations		$10,566,157
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year End 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,595,606	$11,972,428
Net realized gain (loss) on investments, swap contracts, foreign currency transactions, futures contracts and written options	(657,673)	965,689
Net change in unrealized appreciation/depreciation of investments, swap contracts, written options and translation of assets and liabilities in foreign currency	7,628,224	(35,383,355)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,566,157	(22,445,238)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,257,296)	(7,614,348)
Class B Shares	(199,542)	(479,453)
Class C Shares	(666,732)	(1,568,359)
Institutional Shares	(682,362)	(1,993,445)
Distributions from net realized gain on investments
Class A Shares	(464,300)	—
Class B Shares	(47,702)	—
Class C Shares	(160,742)	—
Institutional Shares	(132,070)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,610,746)	(11,655,605)
Share Transactions:
Proceeds from sale of shares	22,141,032	158,949,223
Net asset value of shares issued to shareholders in payment of distributions declared	3,770,720	9,047,501
Cost of shares redeemed	(42,861,824)	(236,730,609)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,950,072)	(68,733,885)
Change in net assets	(10,994,661)	(102,834,728)
Net Assets:
Beginning of period	161,685,469	264,520,197
End of period (including undistributed (distributions in excess of) net investment income of $(98,544) and $111,782, respectively)	$150,690,808	$161,685,469
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”, a non-diversified portfolio). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C shares may bear certain account administration fees, distribution services fees and shareholder services fees unique to those classes.
For the six months ended May 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$243
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to increase return and to manage market and sector/asset class risk. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2014, is $19,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject to Mater Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Semi-Annual Shareholder Report

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $7,571,429. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $194,263 and $209,889, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration, yield and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At May 31, 2014, the Fund had no futures contracts.
The average notional value of futures contracts held by the Fund throughout the period was $4,842,699. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2013	—	$—
Contracts written	16,573,483	187,838
Contracts exercised	(4,011,570)	(78,226)
Contracts expired	(9,721,913)	(69,512)
Outstanding at May 31, 2014	2,840,000	$40,100
Semi-Annual Shareholder Report

Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of written options and purchased options held by the Fund throughout the period was a net payable of $11,457 and a net receivable of $51,926, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$999,109	Unrealized depreciation on foreign exchange contracts	$795,993
Foreign exchange contracts	Total investments in securities at value	24,833	Options written, at value	20,532
Interest rate contracts	Total investments in securities at value	135,000		—
Credit contracts	Swaps, at value	2,199,250		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,358,192		$816,525
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swap Contracts	Options Purchased	Written Options	Forward Currency Contracts	Futures	Total
Foreign exchange contracts	$—	$—	$—	$(84,281)	$—	$(84,281)
Interest rate contracts	—	(16,796)	(58,275)	—	(274,358)	(349,429)
Credit contracts	228,419	—	—	—	—	228,419
TOTAL	$228,419	$(16,796)	$(58,275)	$(84,281)	$(274,358)	$(205,291)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swap Contracts	Options Purchased	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	$—	$(37,314)	$357,894	$19,568	$340,148
Interest rate contracts	—	3,044	—	—	3,044
Credit contracts	231,250	—	—	—	231,250
TOTAL	$231,250	$(34,270)	$357,894	$19,568	$574,442
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,371,013	$12,894,954	10,588,031	$109,679,107
Shares issued to shareholders in payment of distributions declared	262,118	2,446,569	598,919	6,027,525
Shares redeemed	(2,467,201)	(22,990,081)	(18,408,697)	(181,854,868)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(834,070)	$(7,648,558)	(7,221,747)	$(66,148,236)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	37,625	$352,912	248,698	$2,557,171
Shares issued to shareholders in payment of distributions declared	19,417	180,783	36,228	361,873
Shares redeemed	(178,599)	(1,669,806)	(523,608)	(5,183,880)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(121,557)	$(1,136,111)	(238,682)	$(2,264,836)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	173,649	$1,617,835	934,352	$9,556,572
Shares issued to shareholders in payment of distributions declared	62,895	584,611	114,250	1,137,214
Shares redeemed	(637,621)	(5,907,678)	(1,323,726)	(12,906,223)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(401,077)	$(3,705,232)	(275,124)	$(2,212,437)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	769,571	$7,275,331	3,630,832	$37,156,373
Shares issued to shareholders in payment of distributions declared	59,790	558,757	152,082	1,520,889
Shares redeemed	(1,317,095)	(12,294,259)	(3,737,232)	(36,785,638)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(487,734)	$(4,460,171)	45,682	$1,891,624
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,844,438)	$(16,950,072)	(7,689,871)	$(68,733,885)
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $141,344,548. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) swap contracts; (c) written option contracts; and (d) outstanding foreign currency commitments was $4,961,293. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,864,990 and net unrealized depreciation from investments for those securities having an excess of cost over value of $903,697.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the Adviser waived $353,740 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$32,221
Class C Shares	107,519
TOTAL	$139,740
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2014, FSC retained $33,010 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $2,181 in sales charges from the sale of Class A Shares. FSC also retained $93, $13,590 and $1,457 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$102,629
Class B Shares	10,740
Class C Shares	35,840
TOTAL	$149,209
For the six months ended May 31, 2014, FSSC received $8,759 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other related expenses related to short sales, extraordinary and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective
Semi-Annual Shareholder Report

Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $1,068. Transactions involving the affiliated holding during the six months ended May 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	2,537,330
Purchases/Additions	56,351,295
Sales/Reductions	(53,759,630)
Balance of Shares Held 5/31/2014	5,128,995
Value	$5,128,995
Dividend Income	$604
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
Purchases	$ 98,511,838
Sales	$ 123,917,873
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,077.20	$6.11
Class B Shares	$1,000	$1,072.20	$9.97
Class C Shares	$1,000	$1,072.30	$9.97
Institutional Shares	$1,000	$1,078.50	$4.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$5.94
Class B Shares	$1,000	$1,015.31	$9.70
Class C Shares	$1,000	$1,015.31	$9.70
Institutional Shares	$1,000	$1,020.29	$4.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.18%
Class B Shares	1.93%
Class C Shares	1.93%
Institutional Shares	0.93%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Emerging Market Debt Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U763
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
R	FGFRX
Institutional	FGFLX
R6	FGRSX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
France	14.9%
Germany	13.6%
Switzerland	12.8%
United Kingdom	15.4%
Hong Kong	6.2%
Italy	5.2%
Ireland	5.1%
Netherlands	4.3%
Spain	2.8%
Sweden	2.0%
Singapore	1.5%
Mexico	0.5%
Other Securities[2]	0.3%
Cash Equivalents[3]	16.4%
Derivative Contracts[4]	(0.1)%
Other Assets and Liabilities—Net[5]	(0.9)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other Securities include U.S. Treasury Securities and Warrants.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2014, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	28.8%
Industrials	20.5%
Consumer Discretionary	17.4%
Consumer Staples	8.6%
Materials	7.6%
Information Technology	1.4%
Other Securities[2]	0.3%
Cash Equivalents[3]	16.4%
Derivative Contracts[4]	(0.1)%
Other Assets and Liabilities—Net[5]	(0.9)%
TOTAL	100.0%
6	Except for Other Securities, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2014 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—84.3%
		France—14.9%
464,000		Accor SA	$24,597,486
790,677		AXA SA	19,542,563
695,862		BNP Paribas SA	48,787,673
953,015		Edenred	29,894,302
22,923		L'Oreal SA	4,003,853
261,323		Pernod-Ricard SA	32,071,746
166,690		Kering	36,892,808
1,704,588		Television Francaise (TFI)	30,471,583
		TOTAL	226,262,014
		Germany—13.6%
301,104		Bayerische Motoren Werke AG	37,805,280
459,286		Daimler AG	43,648,116
437,773		Heidelberger Zement AG	37,692,909
2,068,265	[1]	Kloeckner & Co. AG	34,791,466
461,892		Rheinmetall AG	31,666,684
280,181		SAP AG	21,447,011
		TOTAL	207,051,466
		Hong Kong—6.2%
3,130,040		Dah Sing Financial Group	16,744,018
6,684,900		Hang Lung Properties Ltd.	21,258,711
1,608,020		HSBC Holdings PLC	16,936,013
884,780		HSBC Holdings PLC	9,325,212
1,349,644		Sun Hung Kai Properties	18,458,583
656,645		Wing Hang Bank Ltd.	10,483,349
		TOTAL	93,205,886
		Ireland—5.1%
87,366		Allegion PLC	4,577,105
1,415,545		CRH PLC	38,796,424
1,053,303		Grafton Group PLC	10,089,576
406,900		Ingersoll-Rand PLC, Class A	24,340,758
		TOTAL	77,803,863
		Italy—5.2%
9,115,485		Intesa Sanpaolo SpA	30,569,789
Semi-Annual Shareholder Report
3

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Italy—continued
5,458,819	Unicredit SpA	$47,629,984
	TOTAL	78,199,773
	Mexico—0.5%
56,900	Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	7,318,478
	Netherlands—4.3%
288,455	Akzo Nobel NV	21,633,889
2,093,448	CNH Industrial NV	22,937,326
662,546	Philips Electronics NV	20,942,629
	TOTAL	65,513,844
	Singapore—1.5%
711,000	City Developments Ltd.	5,902,434
837,002	DBS Group Holdings Ltd.	11,314,192
332,904	United Overseas Bank Ltd.	5,995,951
	TOTAL	23,212,577
	Spain—2.8%
4,076,354	Banco Santander, SA	41,849,355
	Sweden—2.0%
416,800	Assa Abloy AB, Class B	21,065,276
638,550	Volvo AB, Class B	9,297,652
	TOTAL	30,362,928
	Switzerland—12.8%
331,884	Adecco SA	27,726,542
169,413	Compagnie Financiere Richemont SA, Class A	17,882,753
2,142,169	Credit Suisse Group AG	63,744,838
10,767	Givaudan SA	17,685,497
747,999	Julius Baer Group Ltd.	32,457,936
255,488	Nestle SA	20,066,782
26,385	Swatch Group AG, Class B	15,600,135
	TOTAL	195,164,483
	United Kingdom—15.4%
1,041,543	Diageo PLC	33,514,048
905,789	Imperial Tobacco Group PLC	40,993,249
336,740	InterContinental Hotels Group PLC	13,312,198
712,990	Invesco Ltd.	26,166,733
4,929,905	Michael Page International PLC	37,944,499
161,869	Signet Jewelers Ltd.	17,172,682
209,503	Schroders PLC	9,090,299
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
524,984		Wolseley PLC	$29,285,194
1,264,442		WPP PLC	27,344,982
		TOTAL	234,823,884
		TOTAL COMMON STOCKS (IDENTIFIED COST $973,668,231)	1,280,768,551
		WARRANT—0.00%[2]
111,317	[1]	Sun Hung Kai Properties (IDENTIFIED COST $34,455)	142,001
		U.S. TREASURY—0.3%
1,600,000	[3,4]	United States Treasury Bill, 0.03%, 8/21/2014	1,599,884
3,520,000	[3,4]	United States Treasury Bill, 0.03%, 8/7/2014	3,519,805
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,119,728)	5,119,689
		INVESTMENT COMPANY—16.4%
249,813,655	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	249,813,654
		TOTAL INVESTMENTS—101.0% (AT IDENTIFIED COST $1,228,636,068)[7]	1,535,843,895
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[8]	(15,298,720)
		TOTAL NET ASSETS—100%	$1,520,545,175
Semi-Annual Shareholder Report
5

At May 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
The Tokyo Price Index Future	1,264	$149,184,283	June 2014	$(804,480)
At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/2/2014	1,410,908 Euro	$1,919,216	$4,076
6/3/2014	2,029,236 Euro	$2,767,776	$(1,605)
6/3/2014	7,588,443 Euro	$10,326,323	$17,877
6/3/2014	2,419,670 Great British Pound	$4,045,542	$10,203
6/4/2014	3,542,061 Singapore Dollar	$2,824,159	$(225)
6/4/2014	2,963,801 Swiss Franc	$3,313,360	$(3,552)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$26,774
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Represents less than 0.01%
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	7-Day Net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investments companies with daily net asset values, if applicable
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of 05/31/2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$26,166,733	$—	$—	$26,166,733
International	53,409,023	1,201,192,795[1]	—	1,254,601,818
Warrant	142,001	—	—	142,001
Debt Securities:
U.S. Treasuries	—	5,119,689	—	5,119,689
Investment Company	249,813,654	—	—	249,813,654
TOTAL SECURITIES	$329,531,411	$1,206,312,484	$—	$1,535,843,895
OTHER FINANCIAL INSTRUMENTS[2]	$(804,480)	$26,774	$—	$(777,706)
1	Includes $711,131,964 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures and foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.49	$25.65	$21.41	$23.32	$21.24	$13.97
Income From Investment Operations:
Net investment income[1]	0.42	0.32	0.31	0.21	0.07	0.16
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.48	7.73	4.02	(2.19)	2.02	7.58
TOTAL FROM INVESTMENT OPERATIONS	1.90	8.05	4.33	(1.98)	2.09	7.74
Less Distributions:
Distributions from net investment income	(0.34)	(0.21)	(0.09)	(0.04)	(0.01)	(0.47)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.11[3]	—	—
Net Asset Value, End of Period	$35.05	$33.49	$25.65	$21.41	$23.32	$21.24
Total Return[4]	5.72%	31.60%	20.34%	(8.04)%[3]	9.85%	56.56%
Ratios to Average Net Assets:
Net expenses	1.22%[6]	1.36%	1.49%	1.49%[5]	1.65%[5]	1.78%
Net investment income	2.42%[6]	1.12%	1.33%	0.87%	0.33%	0.98%
Expense waiver/reimbursement[7]	0.17%[6]	0.14%	0.12%	0.17%	0.12%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$678,009	$465,895	$235,540	$214,019	$186,495	$178,706
Portfolio turnover	3%	5%	16%	35%	24%	21%
Semi-Annual Shareholder Report
8

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49% and 1.65% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$31.30	$24.01	$20.11	$22.02	$20.20	$13.12
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.11	0.13	0.02	(0.09)	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.43	7.22	3.77	(2.04)	1.91	7.18
TOTAL FROM INVESTMENT OPERATIONS	1.66	7.33	3.90	(2.02)	1.82	7.21
Less Distributions:
Distributions from net investment income	(0.14)	(0.04)	—	—	—	(0.13)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.11[3]	—	—
Net Asset Value, End of Period	$32.82	$31.30	$24.01	$20.11	$22.02	$20.20
Total Return[4]	5.31%	30.58%	19.39%	(8.67)%[3]	9.01%	55.41%
Ratios to Average Net Assets:
Net expenses	1.97%[6]	2.12%	2.24%	2.24%[5]	2.40%[5]	2.52%
Net investment income (loss)	1.46%[6]	0.39%	0.58%	0.09%	(0.42)%	0.22%
Expense waiver/reimbursement[7]	0.22%[6]	0.16%	0.12%	0.17%	0.12%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,641	$23,141	$15,557	$15,169	$15,973	$18,719
Portfolio turnover	3%	5%	16%	35%	24%	21%
Semi-Annual Shareholder Report
10

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$31.28	$23.97	$20.07	$21.98	$20.16	$13.15
Income From Investment Operations:
Net investment income (loss)[1]	0.27	0.09	0.14	0.02	(0.09)	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.39	7.23	3.76	(2.04)	1.91	7.17
TOTAL FROM INVESTMENT OPERATIONS	1.66	7.32	3.90	(2.02)	1.82	7.20
Less Distributions:
Distributions from net investment income	(0.18)	(0.01)	—	—	—	(0.19)
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.11[3]	—	—
Net Asset Value, End of Period	$32.76	$31.28	$23.97	$20.07	$21.98	$20.16
Total Return[4]	5.33%	30.57%	19.43%	(8.69)%[3]	9.03%	55.37%
Ratios to Average Net Assets:
Net expenses	1.97%[6]	2.12%	2.24%	2.24%[5]	2.40%[5]	2.54%
Net investment income (loss)	1.75%[6]	0.35%	0.62%	0.09%	(0.43)%	0.18%
Expense waiver/reimbursement[7]	0.20%[6]	0.17%	0.12%	0.17%	0.13%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,864	$55,168	$32,937	$36,433	$38,557	$36,918
Portfolio turnover	3%	5%	16%	35%	24%	21%
Semi-Annual Shareholder Report
12

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
	Six Months Ended (unaudited) 5/31/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	33.47	$27.08
Income From Investment Operations:
Net investment income (loss)[2]	0.45	(0.03)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	1.41	6.42
TOTAL FROM INVESTMENT OPERATIONS	1.86	6.39
Less Distributions:
Distributions from net investment income	(0.36)	—
Net Asset Value, End of Period	$34.97	$33.47
Total Return[3]	5.62%	23.60%
Ratios to Average Net Assets:
Net expenses	1.42%[4]	1.44%[4]
Net investment income (loss)	3.09%[4]	(0.22)%[4]
Expense waiver/reimbursement[5]	0.40%[4]	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,281	$317
Portfolio turnover	3%	5%[6]
1	Reflects operations for the period June 24, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,			Period Ended 11/30/2010[1]
		2013	2012	2011
Net Asset Value, Beginning of Period	$33.57	$25.71	$21.47	$23.35	$20.61
Income From Investment Operations:
Net investment income (loss)[2]	0.47	0.40	0.35	0.19	(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.48	7.73	4.04	(2.12)	2.75
TOTAL FROM INVESTMENT OPERATIONS	1.95	8.13	4.39	(1.93)	2.74
Less Distributions:
Distributions from net investment income	(0.40)	(0.27)	(0.15)	(0.07)	—
Redemption Fees	—	—	—	—	0.00[3]
Regulatory Settlement Proceeds	—	—	—	0.12[4]	—
Net Asset Value, End of Period	$35.12	$33.57	$25.71	$21.47	$23.35
Total Return[5]	5.86%	31.89%	20.65%	(7.79)%[4]	13.29%
Ratios to Average Net Assets:
Net expenses	0.96%[7]	1.12%	1.24%	1.24%[6]	1.24%[6,7]
Net investment income (loss)	2.87%[7]	1.39%	1.52%	0.86%	(0.07)%[7]
Expense waiver/reimbursement[8]	0.15%[7]	0.12%	0.12%	0.18%	0.23%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$679,588	$370,569	$201,149	$133,781	$15,947
Portfolio turnover	3%	5%	16%	35%	24%[9]
1	Reflects operations for the period from June 21, 2010 (date of initial investment) to November 30, 2010.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.52% on the total return.
5	Based on net asset value, which does not reflect redemption fee, if applicable. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24% and 1.24% for the year ended November 30, 2011 and the period ended November 30, 2010, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2010.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
	Six Months Ended (unaudited) 5/31/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$33.51	$30.30
Income from Investment Operations:
Net investment income[2]	0.64	0.03
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	1.32	3.18
TOTAL FROM INVESTMENT OPERATIONS	1.96	3.21
Distributions from net investment income	(0.40)	—
Net Asset Value, End of Period	$35.07	$33.51
Total Return[3]	5.91%	10.59%
Ratios to Average Net Assets:
Net expenses	0.92%[4]	0.94%[4]
Net investment income	4.12%[4]	0.28%[4]
Expense waiver/reimbursement[5]	0.14%[4]	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$46,163	$4,173
Portfolio turnover	3%	5%[6]
1	Reflects operations for the period August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities at value including $249,813,654 of investment in an affiliated holding (Note 5) (identified cost $1,228,636,068)		$1,535,843,895
Receivable for shares sold		7,047,938
Income receivable		5,181,272
Receivable for daily variation margin		95,017
Unrealized appreciation on foreign exchange contracts		32,156
TOTAL ASSETS		1,548,200,278
Liabilities:
Bank overdraft	$549,858
Unrealized depreciation on foreign exchange contracts	5,382
Payable for investments purchased	25,223,149
Payable for shares redeemed	1,567,504
Payable for shareholder services fee (Note 5)	157,158
Payable for distribution services fee (Note 5)	71,217
Accrued expenses (Note 5)	80,835
TOTAL LIABILITIES		27,655,103
Net assets for 43,574,796 shares outstanding		$1,520,545,175
Net Assets Consists of:
Paid-in capital		$1,270,862,471
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		306,384,179
Accumulated net realized loss on investments, futures contracts and foreign currency transactions.		(72,049,797)
Undistributed net investment income		15,348,322
TOTAL NET ASSETS		$1,520,545,175
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($678,008,918 ÷ 19,345,863 shares outstanding) $0.001 par value, 300,000,000 shares authorized	$35.05
Offering price per share (100/94.50 of $35.05)	$37.09
Redemption proceeds per share	$35.05
Class B Shares:
Net asset value per share ($25,640,889 ÷ 781,198 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$32.82
Offering price per share	$32.82
Redemption proceeds per share (94.50/100 of $32.82)	$31.01
Class C Shares:
Net asset value per share ($89,863,525 ÷ 2,742,935 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$32.76
Offering price per share	$32.76
Redemption proceeds per share (99.00/100 of $32.76)	$32.43
Class R Shares:
Net asset value per share ($1,280,803 ÷ 36,622 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$34.97
Offering price per share	$34.97
Redemption proceeds per share	$34.97
Institutional Shares:
Net asset value per share ($679,587,886 ÷ 19,351,698 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$35.12
Offering price per share	$35.12
Redemption proceeds per share	$35.12
Class R6 Shares:
Net asset value per share ($46,163,154 ÷ 1,316,480 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$35.07
Offering price per share	$35.07
Redemption proceeds per share	$35.07
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Dividends (including $49,171 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $2,159,022)			$22,274,544
Expenses:
Investment adviser fee (Note 5)		$5,346,232
Administrative fee (Note 5)		463,934
Custodian fees		62,710
Transfer agent fee		559,112
Directors'/Trustees' fees (Note 5)		3,210
Auditing fees		17,470
Legal fees		4,708
Distribution services fee (Note 5)		360,613
Shareholder services fee (Note 5)		812,704
Account administration fee (Note 2)		8,189
Portfolio accounting fees		93,379
Share registration costs		75,494
Printing and postage		41,358
Taxes		37,936
Miscellaneous (Note 5)		9,165
TOTAL EXPENSES		7,896,214
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(865,151)
Waiver of distribution services fee	(657)
Reimbursement of transfer agent fee	(102,125)
TOTAL WAIVERS AND REIMBURSEMENT		(967,933)
Net expenses			6,928,281
Net investment income			15,346,263
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			7,148,116
Net realized gain on futures contracts			2,834,391
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions			51,511,116
Net change in unrealized appreciation of futures contracts			(5,530,293)
Net realized and unrealized gain (loss) on investments, futures contract and foreign currency transactions			55,963,330
Change in net assets resulting from operations			$71,309,593
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,346,263	$7,649,878
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	9,982,507	(1,620,061)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilites in foreign currency	45,980,823	174,652,783
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,309,593	180,682,600
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,903,682)	(1,955,197)
Class B Shares	(102,420)	(27,570)
Class C Shares	(338,637)	(19,673)
Class R Shares	(3,567)	—
Institutional Shares	(4,558,726)	(2,111,236)
Class R6 Shares	(127,939)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,034,971)	(4,113,676)
Share Transactions:
Proceeds from sale of shares	679,097,184	433,478,149
Net asset value of shares issued to shareholders in payment of distributions declared	6,898,388	2,656,843
Cost of shares redeemed	(145,989,003)	(178,623,556)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	540,006,569	257,511,436
Change in net assets	601,281,191	434,080,360
Net Assets:
Beginning of period	919,263,984	485,183,624
End of period (including undistributed net investment income of $15,348,322 and $10,037,030, respectively)	$1,520,545,175	$919,263,984
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
May 31, 2014 (Unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report
21

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report
22

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements which eligible securities are transferred into join trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and client in its share of the securities under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear certain account administration fees, distribution services fees and shareholder services fees unique to those classes.
For the six months ended May 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$8,023
Class C Shares	166
TOTAL	$8,189
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
As indicated in the Annual Report dated November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011; this correction resulted in increased net investment income related to fiscal years 2012 and 2011. Accordingly, this additional net income was distributed to Fund shareholders in the form of a dividend on December 27, 2013. The corrections had no impact on the Fund's previously reported total returns, net assets or net asset values per share and were immaterial to the financial statements as a whole.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $105,691,959. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At May 31, 2014, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $11,530 and $4,593, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$32,156	Unrealized depreciation on foreign exchange contracts	$5,382
Equity contracts	Receivable for daily variation margin	$(804,480)*		$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(772,324)		$5,382
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014.
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts
Foreign exchange contracts	$—	$88,754
Equity contracts	2,834,391	—

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$26,774	$26,774
Equity contracts	$(5,530,293)	$—	$(5,530,293)
TOTAL	$(5,530,293)	$26,774	$(5,503,519)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,087,316	$239,886,353	7,547,269	$223,858,373
Shares issued to shareholders in payment of distributions declared	128,586	4,293,475	60,524	1,611,137
Shares redeemed	(1,783,126)	(60,525,125)	(2,877,124)	(84,078,593)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,432,776	$183,654,703	4,730,669	$141,390,917

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	122,639	$3,884,222	262,163	$7,173,263
Shares issued to shareholders in payment of distributions declared	2,790	87,534	981	24,571
Shares redeemed	(83,582)	(2,650,839)	(171,798)	(4,623,393)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	41,847	$1,320,917	91,346	$2,574,441

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,204,688	$38,104,461	864,292	$24,505,619
Shares issued to shareholders in payment of distributions declared	8,936	279,801	559	13,996
Shares redeemed	(234,186)	(7,453,623)	(475,579)	(12,814,245)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	979,438	$30,930,639	389,272	$11,705,370
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	Six Months Ended 5/31/2014		Period Ended[1] 11/30/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	28,041	$963,068	9,560	$309,051
Shares issued to shareholders in payment of distributions declared	107	3,567	—	—
Shares redeemed	(1,006)	(34,369)	(80)	(2,647)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	27,142	$932,266	9,480	$306,404
1
Reflects operations for the period from June 24, 2013 (date of initial investment) to November 30, 2013.
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,395,878	$353,311,616	5,808,493	$173,542,822
Shares issued to shareholders in payment of distributions declared	65,288	2,181,931	37,820	1,007,139
Shares redeemed	(2,147,856)	(73,100,309)	(2,632,606)	(77,030,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,313,310	$282,393,238	3,213,707	$97,519,001

	Six Months Ended 5/31/2014		Period Ended [2] 11/30/2013
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,254,734	$42,947,464	126,778	$4,089,021
Shares issued to shareholders in payment of distributions declared	1,561	52,080	—	—
Shares redeemed	(64,351)	(2,224,738)	(2,242)	(73,718)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,191,944	$40,774,806	124,536	$4,015,303
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	15,985,457	$540,006,569	8,559,010	$257,511,436
2	Reflects operations for the period from August 5, 2013 (date of initial investment) to November 30, 2013.
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $1,228,636,068. The net unrealized appreciation of investments for federal tax purposes excluding; (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilites other than investments in securities, (b) outstanding foreign currency commitments and (c) futures contracts was $307,207,827. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $313,235,288 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,027,461.
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At November 30, 2013, the Fund had a capital loss carryforward of $75,843,942 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	N/A	$13,565,375	$13,565,375
2015	$ 26,589,640	N/A	$ 26,589,640
2016	$ 24,743,792	N/A	$ 24,743,792
2017	$ 10,945,135	N/A	$ 10,945,135
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014 the Adviser voluntarily waived $777,661 of its fee and voluntarily reimbursed $102,125 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the Six Months Ended May 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$90,779	$—
Class C Shares	268,521	—
Class R Shares	1,313	(657)
TOTAL	$360,613	$(657)
For the six months ended May 31, 2014, FSC retained $169,352 of fees paid by the Fund. For the six months ended May 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $84,287 in sales charges from the sale of Class A Shares. FSC also retained $41,330, $21,544 and $8,863 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees.
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For the six months ended May 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$693,693
Class B Shares	30,260
Class C Shares	88,751
TOTAL	$812,704
For the six months ended May 31, 2014, FSSC received $23,087 of Service Fees paid by the Fund.
Expense Limitation
Effective February 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding any tax reclaim recovery fees, extraordinary expenses and proxy-related expense paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.21%, 1.96%, 1.96%, 1.40%, 0.96% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $87,490. Transactions with the affiliated holding during the six months ended May 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	93,087,967
Purchases/Additions	374,167,916
Sales/Reductions	(217,442,229)
Balance of Shares Held 05/31/2014	249,813,654
Value	$249,813,654
Dividend Income	$49,171
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014 were as follows:
Purchases	$ 436,015,110
Sales	$ 28,892,611
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014 the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A	$1,000.00	$1,057.20	$6.26
Class B	$1,000.00	$1,053.10	$10.08
Class C	$1,000.00	$1,053.30	$10.08
Class R Shares	$1,000.00	$1,056.20	$7.28
Institutional Shares	$1,000.00	$1,058.60	$4.93
Class R6 Shares	$1,000.00	$1,059.10	$4.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1000.00	$1018.85	$6.14
Class B Shares	$1000.00	$1015.11	$9.90
Class C Shares	$1000.00	$1015.11	$9.90
Class R Shares	$1000.00	$1017.85	$7.14
Institutional Shares	$1000.00	$1020.14	$4.84
Class R6 Shares	$1000.00	$1020.34	$4.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.42%
Institutional Shares	0.96%
Class R6 Shares	0.92%
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Evaluation and Approval of Advisory Contract–May 2014
Federated International Leaders Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
37

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
38

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 10 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report
39

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
43

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
Institutional	ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	25.0%
Japan	13.0%
Germany	8.8%
France	8.4%
Italy	8.1%
Hong Kong	4.0%
Luxembourg	3.4%
Cayman Islands	2.2%
Israel	2.1%
Bermuda	2.0%
Singapore	1.6%
Panama	1.6%
South Korea	1.6%
Ireland	1.5%
Denmark	1.5%
Russia	1.4%
Switzerland	1.4%
Jersey Channel Isle	1.1%
Canada	1.0%
Netherlands	0.9%
Norway	0.7%
Mexico	0.6%
Sweden	0.5%
Cash Equivalents[2]	7.8%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

At May 31, 2014, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	27.0%
Industrials	23.5%
Information Technology	11.5%
Financials	11.3%
Health Care	7.4%
Materials	6.3%
Energy	4.7%
Utilities	0.7%
Cash Equivalents[2]	7.8%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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2

Portfolio of Investments
May 31, 2014 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.4%
		Bermuda—2.0%
1,008,000		Brilliance China Automotive Holdings Ltd.	$1,671,538
69,999		Invesco Ltd.	2,568,963
		TOTAL	4,240,501
		Canada—1.0%
24,423		Dollarama, Inc.	2,060,289
		Cayman Islands—2.2%
2,500,000		China Zhengtong Auto Service Holdings Ltd.	1,301,211
2,040,000		Nexteer Automotive Group Ltd.	1,467,888
2,890,000		Xinyi Glass Holding Co. Ltd.	2,023,939
		TOTAL	4,793,038
		Denmark—1.5%
28,571		Pandora A/S	2,116,812
5,625		Rockwool International A/S, Class B	1,123,431
		TOTAL	3,240,243
		France—8.4%
30,052		Accor SA	1,593,111
43,843	[1]	Criteo SA, ADR	1,260,486
73,000		Edenred	2,289,874
24,500		Ingenico SA	2,218,946
25,000		Ipsen SA	1,228,356
54,811		JC Decaux SA	2,183,629
22,547		Publicis Groupe	1,948,960
34,000		Teleperformance	2,131,265
96,500		Zodiac SA	3,432,811
		TOTAL	18,287,438
		Germany—8.8%
54,000	[1]	Dialog Semiconductor PLC	1,671,383
47,705		GEA Group AG	2,051,376
32,950		Gerresheimer AG	2,218,586
25,835		Heidelberger Zement AG	2,224,432
14,000	[1]	MorphoSys AG	1,267,921
24,000	[1]	Osram Licht AG	1,219,578
42,268		Rheinmetall Berlin AG	2,897,836
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
126,453		Wire Card AG	$5,515,219
		TOTAL	19,066,331
		Hong Kong—4.0%
2,200,000		Beijing Enterprises Water Group Ltd.	1,409,546
2,474,000		China Everbright International Ltd.	3,141,658
4,900,000		Shun Tak Holdings	2,334,779
584,500		Techtronic Industries Co.	1,830,657
		TOTAL	8,716,640
		Ireland—1.5%
168,000		Grafton Group PLC	1,609,270
69,000		Smurfit Kappa Group PLC	1,666,581
		TOTAL	3,275,851
		Israel—2.1%
35,000	[1]	Caesar Stone SDOT Yam Ltd.	1,581,125
74,265		NICE-Systems Ltd., ADR	2,913,416
		TOTAL	4,494,541
		Italy—8.1%
256,993	[1]	Anima Holding SPA	1,444,028
164,040		Azimut Holding SpA	4,495,270
87,500		Banca Generali SpA	2,558,143
42,000		Brembo SpA	1,652,555
85,000		Interpump Group SPA	1,193,047
286,000		Mediolanum SpA	2,456,594
118,400	[1]	Yoox SpA	3,798,601
		TOTAL	17,598,238
		Japan—13.0%
147,000		Daifuku Co.	1,926,211
40,500		Don Quijote Holdings Co. Ltd.	2,409,388
158,000		Kakaku.com, Inc.	2,783,037
50,000		Kanamoto Co. Ltd.	1,851,213
41,000		LIXIL Group Corp.	1,067,401
61,500		Misumi Corp.	1,640,321
63,000		Ngk Spark Plug Co.	1,742,965
55,500		Nihon Kohden Corp.	2,515,736
163,000		Nsk	1,983,912
17,000		Ryohin Keikaku Co. Ltd.	1,851,740
108,100		Shionogi and Co.	2,175,566
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
65,000		Ship Health Care Holdings, Inc.	$2,308,874
75,000		THK Co. Ltd.	1,661,983
184,000		Yaskawa Electric Corp.	2,270,764
		TOTAL	28,189,111
		Jersey Channel Isle—1.1%
33,750		Delphi Automotive PLC	2,330,775
		Luxembourg—3.4%
7,935		Eurofins Scientific	2,434,787
95,748		SAF-Holland SA	1,560,309
1,090,000		Samsonite International SA	3,420,248
		TOTAL	7,415,344
		Mexico—0.6%
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,260,476
		Netherlands—0.9%
25,547		Koninklijke DSM NV	1,841,880
		Norway—0.7%
27,700		Schibsted A/S	1,622,900
		Panama—1.6%
24,200		Copa Holdings SA, Class A	3,458,906
		Russia—1.4%
40,000		QIWI PLC, ADR	1,690,000
45,000	[1]	Yandex NV, Class A	1,401,300
		TOTAL	3,091,300
		Singapore—1.6%
1,992,000		Ezion Holdings Ltd.	3,497,884
		South Korea—1.6%
37,130		Hotel Shilla Co.	3,369,972
		Sweden—0.5%
84,000	[1]	Swedish Orphan Biovitrum AB	1,071,880
		Switzerland—1.4%
26,735		Adecco SA	2,233,519
11,250		Cembra Money Bank of Switzerland	746,482
		TOTAL	2,980,001
		United Kingdom—25.0%
327,844		Aberdeen Asset Management PLC	2,447,686
147,692	[1]	AO World PLC	668,961
382,835		Ashtead Group PLC	5,657,465
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
44,759	[1]	ASOS PLC	$3,408,871
91,384		Babcock International Group PLC	1,859,034
70,000		Bodycote International PLC	875,962
55,851		Burberry Group PLC	1,436,219
200,000		Countrywide PLC	1,824,560
69,069		Croda International PLC	3,050,479
240,000		Essentra PLC	3,178,347
407,157		Howden Joinery Group PLC	2,180,200
126,041		InterContinental Hotels Group PLC	4,982,725
493,000		Jupiter Fund Management PLC	3,320,062
1,150,000	[1]	Monitise PLC	1,316,921
102,746		Rightmove PLC	3,961,759
60,000		Schroders PLC	2,603,390
436,500		SOCO International PLC	3,074,394
163,863		Telecity Group PLC	1,954,611
70,000		Travis Perkins PLC	1,976,397
420,000	[1]	Vectura Group PLC	910,318
270,282		Wood Group (John) PLC	3,590,136
		TOTAL	54,278,497
		TOTAL COMMON STOCKS (IDENTIFIED COST $140,853,432)	200,182,036
		INVESTMENT COMPANY—7.8%
16,924,621	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (IDENTIFIED COST $16,924,621)	16,924,621
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $157,778,053)[4]	217,106,657
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(332,482)
		TOTAL NET ASSETS—100%	$216,774,175
Semi-Annual Shareholder Report
6

At May 31, 2014, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2014	527,320 Great British Pounds	$884,241	$(376)
Contracts Sold:
6/2/2014	1,683,052 Swedish Krona	$253,453	$1,951
6/3/2014	2,222,181 Swedish Krona	$335,022	$2,975
6/3/2014	14,700 Great British Pounds	$24,546	$(94)
6/3/2014	24,519 Great British Pounds	$40,942	$(156)
6/4/2014	90,700 Hong Kong Dollar	$11,698	$(1)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$4,299
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investments companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of 05/31/2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$2,568,963	$—	$—	$2,568,963
International	15,896,484	181,716,589[1]	—	197,613,073
Investment Company	16,924,621	—	—	16,924,621
TOTAL SECURITIES	$35,390,068	$181,716,589	$—	$217,106,657
OTHER FINANCIAL INSTRUMENTS[2]	$—	$4,299	$—	$4,299
1	Includes $153,362,473 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$48.45	$38.37	$33.44	$35.24	$31.28	$20.27
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.03)	0.02	0.14	(0.06)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.87	10.11	5.19	(2.10)	4.02	10.95
TOTAL FROM INVESTMENT OPERATIONS	0.86	10.08	5.21	(1.96)	3.96	10.98
Less Distributions:
Distributions from net investment income	(0.02)	—	(0.28)	—	—	—
Distributions from net realized gain on investments	(5.98)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(6.00)	—	(0.28)	—	—	—
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.16[3]	—	0.03[3]
Net Asset Value, End of Period	$43.31	$48.45	$38.37	$33.44	$35.24	$31.28
Total Return[4]	1.76%	26.27%	15.78%	(5.11)%[3]	12.66%	54.32%[3]
Ratios to Average Net Assets:
Net expenses	1.83%[6]	1.85%	1.80%	1.80%[5]	1.80%	1.80%
Net investment income (loss)	(0.03)%[6]	(0.08)%	0.04%	0.38%	(0.18)%	0.14%
Expense waiver/reimbursement[7]	0.08%[6]	0.14%	0.20%	0.17%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,352	$156,639	$147,268	$148,739	$197,294	$243,049
Portfolio turnover	26%	48%	46%	63%	62%	125%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% and 0.15%, respectively, on total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	The expense ratio is calculated without reduction for offset arrangements. The net expense ratio is 1.80% for the year ended November 30, 2011, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$42.26	$33.73	$29.37	$31.20	$27.92	$18.23
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.33)	(0.24)	(0.14)	(0.29)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.76	8.86	4.60	(1.84)	3.57	9.80
TOTAL FROM INVESTMENT OPERATIONS	0.60	8.53	4.36	(1.98)	3.28	9.66
Less Distributions:
Distributions from net investment income	(0.02)	—	—	—	—	—
Distributions from net realized gain on investments	(5.98)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(6.00)	—	—	—	—	—
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.15[3]	—	0.03[3]
Net Asset Value, End of Period	$36.86	$42.26	$33.73	$29.37	$31.20	$27.92
Total Return[4]	1.35%	25.29%	14.85%	(5.87)%[3]	11.75%	53.15%[3]
Ratios to Average Net Assets:
Net expenses	2.63%[6]	2.65%	2.60%	2.60%[5]	2.60%	2.60%
Net investment income (loss)	(0.88)%[6]	(0.89)%	(0.76)%	(0.42)%	(1.01)%	(0.65)%
Expense waiver/reimbursement[7]	0.03%[6]	0.09%	0.16%	0.12%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,427	$7,398	$7,725	$10,232	$15,363	$20,141
Portfolio turnover	26%	48%	46%	63%	62%	125%
Semi-Annual Shareholder Report
11

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011, and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.48% and 0.16%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011 after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$42.22	$33.70	$29.35	$31.18	$27.90	$18.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.33)	(0.24)	(0.14)	(0.28)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75	8.85	4.59	(1.84)	3.56	9.79
TOTAL FROM INVESTMENT OPERATIONS	0.60	8.52	4.35	(1.98)	3.28	9.65
Less Distributions:
Distributions from net investment income	(0.02)	—	—	—	—	—
Distributions from net realized gain on investments	(5.98)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(6.00)	—	—	—	—	—
Redemption Fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.15[3]	—	0.03[3]
Net Asset Value, End of Period	$36.82	$42.22	$33.70	$29.35	$31.18	$27.90
Total Return[4]	1.36%	25.28%	14.82%	(5.87)%[3]	11.76%	53.13%[3]
Ratios to Average Net Assets:
Net Expenses	2.63%[6]	2.65%	2.60%	2.60%[5]	2.60%	2.60%
Net investment income (loss)	(0.83)%[6]	(0.88)%	(0.74)%	(0.41)%	(0.99)%	(0.64)%
Expense waiver/reimbursement[7]	0.03%[6]	0.09%	0.16%	0.12%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,814	$27,858	$25,100	$29,057	$38,156	$44,062
Portfolio turnover	26%	48%	46%	63%	62%	125%
Semi-Annual Shareholder Report
13

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% and 0.16%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$48.88	$38.63	$33.70	$35.45	$31.40	$20.30
Income From Investment Operations:
Net investment income[1]	0.05	0.05	0.10	0.24	0.00	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.87	10.20	5.20	(2.15)	4.05	10.99
TOTAL FROM INVESTMENT OPERATIONS	0.92	10.25	5.30	(1.91)	4.05	11.07
Less Distributions:
Distributions from net investment income	(0.02)	—	(0.37)	—	—	—
Distributions from net realized gain on investments	(5.98)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(6.00)	—	(0.37)	—	—	—
Redemption fees	—	—	—	—	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	—	0.16[3]	—	0.03[3]
Net Asset Value, End of Period	$43.80	$48.88	$38.63	$33.70	$35.45	$31.40
Total Return[4]	1.88%	25.53%	15.97%	(4.94)%[3]	12.90%	54.68%[3]
Ratios to Average Net Assets:
Net expenses	1.64%[6]	1.65%	1.60%	1.60%[5]	1.60%	1.60%
Net investment income	0.22%[6]	0.13%	0.25%	0.61%	0.01%	0.31%
Expense waiver/reimbursement[7]	0.03%[6]	0.09%	0.15%	0.12%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,180	$28,847	$21,175	$20,544	$36,945	$32,854
Portfolio turnover	26%	48%	46%	63%	62%	125%
Semi-Annual Shareholder Report
15

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 3011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.45% and 0.15%, respectively, on the total returns.
4	Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.60% for the year ended November 30, 2011, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities at value including $16,924,621 of investment in an affiliated holding (Note 5) (identified cost $157,778,053)		$217,106,657
Cash denominated in foreign currencies (identified cost $1,188,268)		1,188,027
Income receivable		682,849
Receivable for investments sold		583,567
Receivable for shares sold		72,556
Unrealized appreciation on foreign exchange contracts		4,926
TOTAL ASSETS		219,638,582
Liabilities:
Unrealized depreciation on foreign exchange contracts	$627
Payable for investments purchased	2,476,205
Payable for shares redeemed	207,885
Payable for transfer agent fee	57,241
Payable for distribution services fee (Note 5)	45,915
Payable for shareholder services fee (Note 5)	4,632
Payable for Directors'/Trustees' fees (Note 5)	246
Accrued expenses (Note 5)	71,656
TOTAL LIABILITIES		2,864,407
Net assets for 5,131,496 shares outstanding		$216,774,175
Net Assets Consists of:
Paid-in capital		$145,790,989
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		59,329,553
Accumulated net realized gain on investments and foreign currency transactions		12,232,236
Distributions in excess of net investment income		(578,603)
TOTAL NET ASSETS		$216,774,175
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($150,352,440 ÷ 3,471,390 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$43.31
Offering price per share (100/94.50 of $43.31)	$45.83
Redemption proceeds per share (98.00/100 of $43.31)	$42.44
Class B Shares:
Net asset value per share ($6,427,362 ÷ 174,369 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$36.86
Offering price per share	$36.86
Redemption proceeds per share (92.50/100 of $36.86)	$34.10
Class C Shares:
Net asset value per share ($26,814,272 ÷ 728,185 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$36.82
Offering price per share	$36.82
Redemption proceeds per share (97.00/100 of $36.82)	$35.72
Institutional Shares:
Net asset value per share ($33,180,101 ÷ 757,552 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$43.80
Offering price per share	$43.80
Redemption proceeds per share (98.00/100 of 43.80)	$42.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Dividends (including $4,204 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $167,999)			$1,969,686
Expenses:
Investment adviser fee (Note 5)		$1,358,635
Administrative fee (Note 5)		84,888
Custodian fees		25,765
Transfer agent fee		179,885
Directors'/Trustees' fees (Note 5)		1,662
Auditing fees		14,977
Legal fees		4,554
Distribution services fee (Note 5)		316,933
Shareholder services fee (Note 5)		42,442
Portfolio accounting fees		66,948
Share registration costs		28,956
Printing and postage		22,922
Taxes		8,405
Miscellaneous (Note 5)		10,137
TOTAL EXPENSES		2,167,109
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(30,941)
Waiver of distribution services fee	(37,920)
TOTAL WAIVERS AND REIMBURSEMENT		(68,861)
Net expenses			2,098,248
Net investment loss			(128,562)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			12,288,479
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(8,435,777)
Net realized and unrealized gain on investments and foreign currency transactions			3,852,702
Change in net assets resulting from operations			$3,724,140
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(128,562)	$(378,369)
Net realized gain on investments and foreign currency transactions	12,288,479	28,193,687
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(8,435,777)	20,245,921
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,724,140	48,061,239
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(78,021)	—
Class B Shares	(4,174)	—
Class C Shares	(15,877)	—
Institutional Shares	(14,623)	—
Distributions from net realized gain on investments
Class A Shares	(19,231,676)	—
Class B Shares	(1,028,847)	—
Class C Shares	(3,913,652)	—
Institutional Shares	(3,604,382)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,891,252)	—
Share Transactions:
Proceeds from sale of shares	17,542,870	17,872,716
Net asset value of shares issued to shareholders in payment of distributions declared	24,926,427	—
Cost of shares redeemed	(22,270,039)	(46,459,896)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,199,258	(28,587,180)
Change in net assets	(3,967,854)	19,474,059
Net Assets:
Beginning of period	220,742,029	201,267,970
End of period (including distributions in excess of net investment income of $(578,603) and $(337,346), respectively)	$216,774,175	$220,742,029
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report
21

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report
22

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
23

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
As indicated in the Annual Report dated November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011; this correction resulted in increased net investment income related to fiscal years 2012 and 2011. Accordingly, this additional net income was distributed to Fund shareholders in the form of a dividend on December 30, 2013. The corrections had no impact on the Fund's previously reported total returns, net assets or net asset values per share and were immaterial to the financial statements as a whole.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report
24

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,368 and $2,856, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report
25

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$4,926	Unrealized depreciation on foreign exchange contracts	$627
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(9,873)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$4,299
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	181,898	$7,909,276	212,484	$9,210,135
Shares issued to shareholders in payment of distributions declared	397,124	17,219,299	—	—
Shares redeemed	(340,780)	(14,783,016)	(817,597)	(34,581,465)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	238,242	$10,345,559	(605,113)	$(25,371,330)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	12,955	$484,466	23,155	$(885,377)
Shares issued to shareholders in payment of distributions declared	26,397	977,466	—	—
Shares redeemed	(40,066)	(1,492,381)	(77,069)	(2,871,876)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(714)	$(30,449)	(53,914)	$(1,986,499)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	55,989	$2,084,433	84,403	$3,190,256
Shares issued to shareholders in payment of distributions declared	92,837	3,434,038	—	—
Shares redeemed	(80,464)	(3,005,114)	(169,291)	(6,325,676)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	68,362	$2,513,357	(84,888)	$(3,135,420)
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	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	160,706	$7,064,695	103,075	$4,586,948
Shares issued to shareholders in payment of distributions declared	75,225	3,295,624	—	—
Shares redeemed	(68,505)	(2,989,528)	(61,038)	(2,680,879)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	167,426	$7,370,791	42,037	$1,906,069
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	473,316	$20,199,258	(701,878)	$(28,587,180)
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $157,778,053. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $59,328,604. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $61,940,978 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,612,374.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of November 30, 2013, for federal income tax purposes, late-year ordinary losses of $449,872 were deferred to December 1, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the Adviser voluntarily waived $23,282 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$189,599	$37,920
Class B Shares	25,628	—
Class C Shares	101,706	—
TOTAL	$316,933	$37,920
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2014, FSC did not retain any fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $4,249 in sales charges from the sale of Class A Shares. FSC also retained $375, $2,613 and $410 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class B Shares	$8,542
Class C Shares	33,900
TOTAL	$42,442
For the six months ended May 31, 2014, the Fund's Class A shares did not incur a Service Fee.
For the six months ended May 31, 2014, FSSC received $4,804 of Service Fees paid by the Fund.
Expense Limitation
Effective February 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.84%, 2.64%, 2.64% and 1.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $7,659. Transactions with the affiliated holding during the six months ended May 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2013	15,901,834
Purchases/Additions	52,133,253
Sales/Reductions	(51,110,466)
Balance of Shares Held 05/31/2014	16,924,621
Value	$16,924,621
Dividend Income	$4,204
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
Purchases	$53,457,924
Sales	$61,491,995
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,017.60	$9.21
Class B Shares	$1,000	$1,013.50	$13.20
Class C Shares	$1,000	$1,013.60	$13.20
Institutional Shares	$1,000	$1,018.80	$8.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.81	$9.20
Class B Shares	$1,000	$1,011.82	$13.19
Class C Shares	$1,000	$1,011.82	$13.19
Institutional Shares	$1,000	$1,016.75	$8.25
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.83%
Class B Shares	2.63%
Class C Shares	2.63%
Institutional Shares	1.64%
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Evaluation and Approval of Advisory Contract–May 2014
Federated International Small-Mid Company Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
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of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U730
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014